FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2012
FAIR VALUE MEASUREMENTS [Abstract]
Schedule of Investments Measured at Fair Value on Recurring Basis

As of December 31, 2011 and 2012, information about inputs into the fair value measurements of the Company's assets and liabilities that are measured at fair value on a recurring basis in periods subsequent to their initial recognition is as follows:

	Fair Value Measurements at Reporting Date Using
Description	Balance as of December 31, 2011	Quote Prices in Active market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Foreign exchange forward contracts	64,954,682	-	64,954,682	-
Capped call options	16,408,445	-	-	16,408,445

Liabilities:
Foreign exchange forward contracts	5,524,497	-	5,524,497	-
Convertible senior notes	387,777,235	-	-	387,777,235

	Fair Value Measurements at Reporting Date Using
Description	Balance as of December 31, 2012	Quote Prices in Active market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Foreign exchange forward contracts	12,930,159	-	12,930,159	-
Capped call options	16,131,208	-	-	16,131,208

Liabilities:
Foreign exchange forward contracts	5,490,630	-	5,490,630	-
Convertible senior notes	483,581,668	-	-	483,581,668

Reconciliation of Assets Measured at Fair Value on Recurring Basis Using Significant Unobservable Inputs

A summary of changes in Level 3 fair value of convertible senior notes for the year ended December 31, 2012 was as follows:

Balance at January 1, 2012	387,777,235
Foreign exchange gain	(1,047,241)
Change in fair value of convertible senior notes	96,851,674
Balance at December 31, 2012	483,581,668

A summary of changes in Level 3 fair value of Capped call options for the year ended December 31, 2012 was as follows:

Balance at January 1, 2012	16,408,445
Foreign exchange gain	31,815
Change in fair value of capped call options	(309,052)
Balance at December 31, 2012	16,131,208

Schedule of Change in Fair Value of Derivatives

The Change in fair value of derivatives recognized in earnings was as follows:

	For the year ended December 31,
	2010	2011	2012
	RMB	RMB	RMB
Foreign exchange forward contracts	98,039,341	36,604,889	(9,043,079)
Embedded derivatives	54,938	-	-
Convertible senior notes	-	398,030,217	(96,851,674)
Capped call options	-	(98,282,510)	(309,052)
Total	98,094,279	336,352,596	(106,203,805)